Schedule of Investments
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.27%
Australia-5.46%
Altium Ltd.	492	$12,260
Ansell Ltd.	354	10,213
APA Group	1,377	9,646
Appen Ltd.	788	6,580
ASX Ltd.	188	10,625
Aurizon Holdings Ltd.	3,496	9,919
AusNet Services Ltd.(a)	7,655	10,269
BHP Group Ltd.	253	9,947
Brambles Ltd.	1,281	10,941
CIMIC Group Ltd.	645	9,771
Coles Group Ltd.	827	10,632
Commonwealth Bank of Australia	151	11,060
CSL Ltd.	48	10,194
Dexus	1,433	10,828
Domino’s Pizza Enterprises Ltd.	142	12,176
Endeavour Group Ltd.(b)	323	1,574
Evolution Mining Ltd.	3,161	9,712
Fortescue Metals Group Ltd.	565	10,345
Goodman Group	758	12,614
Harvey Norman Holdings Ltd.	2,429	10,124
IGO Ltd.	1,821	12,462
Iluka Resources Ltd.	1,727	12,606
Medibank Pvt Ltd.	4,607	11,209
Metcash Ltd.(a)	3,750	11,053
Newcrest Mining Ltd.	532	10,359
Northern Star Resources Ltd.	1,301	9,773
Orora Ltd.	4,418	11,691
Ramsay Health Care Ltd.	192	9,052
Reece Ltd.	729	12,598
Rio Tinto Ltd.	100	9,807
Rio Tinto PLC	113	9,585
Shopping Centres Australasia Property Group	5,465	9,882
Sonic Healthcare Ltd.	406	11,943
Suncorp Group Ltd.	1,265	10,730
Telstra Corp. Ltd.	4,148	11,525
TPG Telecom Ltd.	1,937	8,799
Treasury Wine Estates Ltd.	1,227	10,742
Washington H Soul Pattinson & Co. Ltd.	432	10,368
Wesfarmers Ltd.	254	11,415
WiseTech Global Ltd.	460	10,411
Woolworths Group Ltd.	323	9,203
		424,643
Austria-0.74%
ANDRITZ AG	206	11,354
Mondi PLC	392	10,879
Raiffeisen Bank International AG	474	11,219
Telekom Austria AG(b)	1,311	11,177
Verbund AG(a)	136	12,555
		57,184
Belgium-1.58%
Ackermans & van Haaren N.V.	66	11,372
Ageas S.A./N.V.	167	8,824
Elia Group S.A./N.V.	98	11,592
Etablissements Franz Colruyt N.V.	171	9,721
Groupe Bruxelles Lambert S.A.	99	11,516
Proximus SADP(a)	513	10,539
Sofina S.A.	32	14,996
Telenet Group Holding N.V.	256	9,599
UCB S.A.	103	11,139
	Shares	Value
Belgium-(continued)
Umicore S.A.	170	$10,539
Warehouses De Pauw C.V.A.	300	12,906
		122,743
Brazil-0.14%
Yara International ASA	200	10,533
Canada-4.46%
Agnico Eagle Mines Ltd.	179	11,573
Bank of Nova Scotia (The)	165	10,292
Barrick Gold Corp.	514	11,183
BCE, Inc.	229	11,423
Canadian Imperial Bank of Commerce	105	12,202
Canadian National Railway Co.	91	9,882
Canadian Pacific Railway Ltd.	140	10,389
Canadian Utilities Ltd., Class A	422	12,356
Constellation Software, Inc.	8	12,807
Dollarama, Inc.	257	12,095
Enbridge, Inc.	286	11,267
Fortis, Inc.	255	11,558
Franco-Nevada Corp.	98	15,665
George Weston Ltd.	131	13,577
Great-West Lifeco, Inc.	395	11,878
Hydro One Ltd.(c)	472	11,645
Intact Financial Corp.	87	11,848
Loblaw Cos. Ltd.	203	13,725
Metro, Inc.	239	12,387
Nutrien Ltd.	183	10,874
Rogers Communications, Inc., Class B	225	11,478
Royal Bank of Canada	116	11,725
Saputo, Inc.	350	10,093
Shaw Communications, Inc., Class B	587	17,135
TC Energy Corp.	229	11,157
TELUS Corp.	488	10,832
Thomson Reuters Corp.	115	12,179
Toronto-Dominion Bank (The)	161	10,698
Wheaton Precious Metals Corp.	280	12,926
		346,849
Chile-0.10%
Antofagasta PLC	391	8,124
China-1.62%
AAC Technologies Holdings, Inc.	2,000	11,980
Kerry Logistics Network Ltd.	3,614	10,766
Lee & Man Paper Manufacturing Ltd.	10,000	7,464
Lenovo Group Ltd.	7,841	7,305
Minth Group Ltd.	2,474	10,442
Prosus N.V.(b)	83	7,367
Sun Art Retail Group Ltd.(b)	11,913	7,404
Tingyi Cayman Islands Holding Corp.	5,057	9,110
Towngas China Co. Ltd.(b)	23,717	15,595
Uni-President China Holdings Ltd.	8,379	8,410
Want Want China Holdings Ltd.	14,132	9,529
Wilmar International Ltd.	2,513	8,073
Xinyi Glass Holdings Ltd.	3,357	12,528
		125,973
Denmark-1.06%
Ambu A/S, Class B(a)	232	8,580
Chr. Hansen Holding A/S	121	10,879
Coloplast A/S, Class B	68	12,434
DSV Panalpina A/S	57	13,885
GN Store Nord A/S	125	10,952
See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Denmark-(continued)
Novo Nordisk A/S, Class B	141	$13,037
Novozymes A/S, Class B	162	12,724
		82,491
Finland-1.36%
Elisa OYJ	167	10,729
Huhtamaki OYJ	219	11,663
Kesko OYJ, Class B	415	17,790
Kojamo OYJ	521	12,826
Kone OYJ, Class B	129	10,680
Nokian Renkaat OYJ	272	11,469
Orion OYJ, Class B	248	10,555
Stora Enso OYJ, Class R	492	9,734
UPM-Kymmene OYJ	253	10,332
		105,778
France-4.14%
Air Liquide S.A.	66	11,472
Alstom S.A.(a)(b)	190	7,877
BioMerieux	78	9,300
Bollore S.A.	2,040	11,398
Bureau Veritas S.A.	365	12,050
Carrefour S.A.	585	10,863
Cie Generale des Etablissements Michelin S.C.A.	66	10,777
Danone S.A.	150	11,039
Dassault Systemes SE	255	14,067
Edenred	190	11,035
Gecina S.A.	73	11,587
Hermes International	9	13,756
Iliad S.A.	55	11,873
Kering S.A.	16	14,347
Legrand S.A.	116	13,057
L’Oreal S.A.	29	13,270
LVMH Moet Hennessy Louis Vuitton SE	16	12,786
Neoen S.A.(b)(c)	197	8,555
Orange S.A.	867	9,659
Orpea S.A.	84	10,663
Pernod Ricard S.A.	53	11,696
Remy Cointreau S.A.	53	11,639
Sanofi	111	11,435
Sartorius Stedim Biotech	24	13,697
SEB S.A.	62	10,300
SOITEC(b)	50	11,977
Teleperformance	29	12,228
Vivendi SE(a)	285	9,632
		322,035
Germany-5.81%
1&1 AG	349	10,363
adidas AG	29	10,526
Bechtle AG	53	10,945
Beiersdorf AG	100	11,876
Brenntag SE	129	12,880
Carl Zeiss Meditec AG, BR	72	16,034
Covestro AG(c)	134	8,622
Deutsche Boerse AG	62	10,348
Deutsche Post AG	197	13,341
Deutsche Telekom AG	559	11,604
Deutsche Wohnen SE(a)	216	13,483
E.ON SE	1,005	12,361
Evotec SE(b)	264	10,950
Fielmann AG	128	9,608
Fresenius Medical Care AG & Co. KGaA	144	11,362
	Shares	Value
Germany-(continued)
Fuchs Petrolub SE	62	$2,481
Fuchs Petrolub SE, Preference Shares	131	6,527
Hannover Rueck SE	56	9,423
HelloFresh SE(b)	146	13,691
Henkel AG & Co. KGaA	39	3,545
Henkel AG & Co. KGaA, Preference Shares	65	6,588
KION Group AG	110	11,674
Knorr-Bremse AG	79	8,956
LEG Immobilien SE	74	11,701
Merck KGaA	66	13,512
METRO AG	884	11,457
Nemetschek SE	159	14,035
Puma SE	96	11,782
Rational AG	12	13,031
RWE AG	276	9,822
SAP SE	81	11,607
Sartorius AG, Preference Shares	21	12,695
Scout24 AG(c)	135	11,561
Siemens AG	62	9,674
Siemens Healthineers AG(c)	185	12,215
Symrise AG	86	12,676
TeamViewer AG(b)(c)	180	6,051
Telefonica Deutschland Holding AG	3,805	10,260
Uniper SE	285	11,135
United Internet AG	228	9,436
Vonovia SE	155	10,326
Zalando SE(b)(c)	100	11,118
		451,282
Hong Kong-2.37%
CLP Holdings Ltd.	1,093	11,280
Dairy Farm International Holdings Ltd.	2,339	8,795
Haitong International Securities Group Ltd.	31,742	8,169
Hang Seng Bank Ltd.	535	10,265
Hong Kong & China Gas Co. Ltd. (The)	7,143	11,637
Hong Kong Exchanges & Clearing Ltd.	159	10,148
Hutchison Telecommunications Hong Kong Holdings Ltd.	56,178	10,916
Kerry Properties Ltd.	3,386	9,978
MTR Corp. Ltd.	1,939	11,490
Power Assets Holdings Ltd.	1,804	11,653
Sino Land Co. Ltd.	6,997	10,714
Sun Hung Kai Properties Ltd.	660	9,453
Techtronic Industries Co. Ltd.	621	11,100
United Energy Group Ltd.	54,609	7,449
Vinda International Holdings Ltd.(a)	3,913	11,027
Vitasoy International Holdings Ltd.(a)	2,699	7,571
VTech Holdings Ltd.	1,293	12,811
WH Group Ltd.	11,803	9,781
		184,237
Ireland-0.71%
CRH PLC	219	10,977
Flutter Entertainment PLC(b)	49	8,379
Glanbia PLC(a)	723	12,423
Kerry Group PLC, Class A	79	11,710
Smurfit Kappa Group PLC	204	11,456
		54,945
Israel-2.60%
Amot Investments Ltd.	1,936	12,864
Bank Hapoalim BM(b)	1,411	11,282
Bank Leumi Le-Israel BM(b)	1,594	12,242

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Israel-(continued)
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	10,711	$11,479
Elbit Systems Ltd.	77	10,204
Electra Ltd.	19	10,701
Energix-Renewable Energies Ltd.	2,968	11,719
First International Bank of Israel Ltd.(b)	382	12,158
Harel Insurance Investments & Financial Services Ltd.	1,115	10,629
Maytronics Ltd.	594	12,960
Nice Ltd.(b)	46	12,903
Nova Ltd.(b)	120	11,529
OPC Energy Ltd.(b)	919	8,749
Phoenix Holdings Ltd. (The)	1,298	12,446
Sapiens International Corp. N.V.	316	8,006
Shapir Engineering and Industry Ltd.	1,540	11,469
Shufersal Ltd.	1,247	10,044
Strauss Group Ltd.	379	10,530
		201,914
Italy-2.77%
A2A S.p.A.	6,001	12,741
Amplifon S.p.A.	266	13,147
Buzzi Unicem S.p.A.	382	10,101
Davide Campari-Milano N.V.	889	12,503
DiaSorin S.p.A.	51	10,351
Enel S.p.A.	1,092	10,074
Ferrari N.V.	52	11,337
FinecoBank Banca Fineco S.p.A.(b)	574	10,288
Hera S.p.A.	2,863	12,181
Infrastrutture Wireless Italiane S.p.A.(c)	994	11,242
Italgas S.p.A.	1,709	11,580
Moncler S.p.A.	161	11,073
Nexi S.p.A.(b)(c)	555	11,899
Poste Italiane S.p.A.(c)	837	11,086
Prysmian S.p.A.	308	11,037
Recordati Industria Chimica e Farmaceutica S.p.A.	194	12,004
Snam S.p.A.	1,975	11,953
Terna Rete Elettrica Nazionale S.p.A.	1,472	11,702
UnipolSai Assicurazioni S.p.A.	3,360	9,339
		215,638
Japan-31.53%
ABC-Mart, Inc.(a)	200	10,970
Acom Co. Ltd.(a)	2,200	9,000
Advance Residence Investment Corp.	4	13,613
Advantest Corp.	123	10,770
Aica Kogyo Co. Ltd.	282	9,893
Ain Holdings, Inc.	161	9,799
Air Water, Inc.	631	9,400
Ajinomoto Co., Inc.	518	13,149
Alfresa Holdings Corp.	593	8,980
Amano Corp.	450	11,013
Anritsu Corp.	453	7,884
Ariake Japan Co. Ltd.	169	9,763
As One Corp.	84	11,358
ASKUL Corp.	630	9,466
Astellas Pharma, Inc.	636	10,078
Azbil Corp.	246	9,537
Benesse Holdings, Inc.	531	12,163
Calbee, Inc.	415	9,514
Canon Marketing Japan, Inc.	456	10,150
Canon, Inc.(a)	505	11,487
Capcom Co. Ltd.	334	9,145
Chubu Electric Power Co., Inc.	815	9,776
	Shares	Value
Japan-(continued)
Chugai Pharmaceutical Co. Ltd.	233	$8,535
Chugoku Bank Ltd. (The)	1,260	9,988
Chugoku Electric Power Co., Inc. (The)(a)	827	7,475
COMSYS Holdings Corp.	373	10,315
Cosmos Pharmaceutical Corp.	72	12,196
CyberAgent, Inc.	704	12,598
Dai Nippon Printing Co. Ltd.	547	12,789
Daifuku Co. Ltd.	109	9,703
Daikin Industries Ltd.	51	10,532
Daio Paper Corp.	600	10,278
Daiwa House REIT Investment Corp.	4	11,882
Daiwa Securities Group, Inc.	2,000	10,460
DIC Corp.	400	10,755
Disco Corp.	33	9,366
Eisai Co. Ltd.	147	12,032
Elecom Co. Ltd.	486	8,524
Electric Power Development Co. Ltd.	660	9,682
Ezaki Glico Co. Ltd.	256	9,540
FP Corp.	255	9,782
Fuji Oil Holdings, Inc.(a)	379	8,557
FUJIFILM Holdings Corp.	175	12,487
Fujitsu General Ltd.	379	9,731
Fujitsu Ltd.	74	12,518
Fukuyama Transporting Co. Ltd.	253	9,440
GLP J-REIT	7	12,533
GMO internet, Inc.	372	9,765
GMO Payment Gateway, Inc.	90	11,530
GOLDWIN, Inc.	152	9,459
GungHo Online Entertainment, Inc.	500	9,221
Gunma Bank Ltd. (The)	3,068	9,784
H.U. Group Holdings, Inc.	340	8,804
Hachijuni Bank Ltd. (The)	2,944	9,496
Hamamatsu Photonics K.K.	171	9,458
Haseko Corp.	800	10,759
Hirose Electric Co. Ltd.	68	10,130
Hitachi Transport System Ltd.	319	12,716
Hokuriku Electric Power Co.	1,637	8,532
House Foods Group, Inc.	317	9,835
Hoya Corp.	99	13,896
Hulic Co. Ltd.	993	11,247
Ibiden Co. Ltd.	235	12,355
Industrial & Infrastructure Fund Investment Corp.	6	11,585
IR Japan Holdings Ltd.	83	10,247
Ito En Ltd.	177	10,402
ITOCHU Corp.	326	9,600
Itochu Techno-Solutions Corp.	377	11,525
Itoham Yonekyu Holdings, Inc.	1,533	10,155
Iwatani Corp.	200	11,426
Iyo Bank Ltd. (The)	1,754	8,630
Izumi Co. Ltd.	283	9,631
Japan Exchange Group, Inc.	473	10,693
Japan Logistics Fund, Inc.	4	12,118
Japan Post Bank Co. Ltd.(b)	1,030	8,728
Japan Post Holdings Co. Ltd.(b)	1,186	10,040
Japan Real Estate Investment Corp.	2	12,519
Japan Tobacco, Inc.	586	11,426
JCR Pharmaceuticals Co. Ltd.	308	8,658
JSR Corp.	358	11,923
JustSystems Corp.	182	10,530
Kagome Co. Ltd.(a)	326	8,347
Kaken Pharmaceutical Co. Ltd.	256	11,278
Kamigumi Co. Ltd.	541	11,347

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Kandenko Co. Ltd.	1,260	$10,516
Kansai Electric Power Co., Inc. (The)	1,018	9,605
Kao Corp.	155	9,284
KDDI Corp.	363	11,021
Kewpie Corp.	518	11,611
Keyence Corp.	24	13,283
Kinden Corp.	602	9,703
Kobayashi Pharmaceutical Co. Ltd.	108	8,581
Kobe Bussan Co. Ltd.	436	14,639
Koei Tecmo Holdings Co. Ltd.	227	10,631
KOKUYO Co. Ltd.	777	12,531
Kuraray Co. Ltd.	900	8,307
Kusuri no Aoki Holdings Co. Ltd.	134	8,950
Kyocera Corp.	170	10,435
Kyowa Exeo Corp.	388	9,591
Kyowa Kirin Co. Ltd.	379	12,277
Kyudenko Corp.	301	10,655
Kyushu Electric Power Co., Inc.	1,200	9,075
Kyushu Financial Group, Inc.	2,420	8,600
LaSalle Logiport REIT	7	12,820
Lawson, Inc.(a)	222	11,105
Lintec Corp.	458	9,940
Lion Corp.	570	9,837
Maeda Road Construction Co. Ltd.	540	10,259
Mani, Inc.	481	10,207
Maruichi Steel Tube Ltd.	445	10,684
Maruwa Unyu Kikan Co. Ltd.(a)	600	8,370
Matsui Securities Co. Ltd.	1,198	8,580
Matsumotokiyoshi Holdings Co. Ltd.	223	9,855
Mebuki Financial Group, Inc.	4,600	9,808
Medipal Holdings Corp.	517	9,690
Megmilk Snow Brand Co. Ltd.	510	9,559
MEIJI Holdings Co. Ltd.	161	9,946
MISUMI Group, Inc.	333	11,530
Mitsubishi Electric Corp.	700	9,414
Mitsubishi Shokuhin Co. Ltd.	382	9,836
Mitsui Fudosan Logistics Park, Inc.	2	11,189
Miura Co. Ltd.	199	8,731
Mizuho Financial Group, Inc.	700	9,985
Mochida Pharmaceutical Co. Ltd.	270	8,820
MonotaRO Co. Ltd.	362	8,299
Mori Hills REIT Investment Corp.	8	11,743
Morinaga & Co. Ltd.	293	9,264
Morinaga Milk Industry Co. Ltd.	229	12,812
MS&AD Insurance Group Holdings, Inc.	360	11,087
Murata Manufacturing Co. Ltd.	120	9,884
Nankai Electric Railway Co. Ltd.	463	9,770
NEC Corp.	188	9,490
NEC Networks & System Integration Corp.	634	11,190
NET One Systems Co. Ltd.	340	11,617
Nexon Co. Ltd.	301	6,165
NH Foods Ltd.	226	9,092
Nichirei Corp.	382	10,432
Nidec Corp.	81	9,034
Nihon Kohden Corp.	398	12,112
Nihon M&A Center, Inc.	378	10,470
Nihon Unisys Ltd.	353	10,582
Nintendo Co. Ltd.	18	9,250
Nippo Corp.	392	10,822
Nippon Accommodations Fund, Inc.	2	12,228
Nippon Building Fund, Inc.	2	12,902
Nippon Kayaku Co. Ltd.	1,000	10,314
	Shares	Value
Japan-(continued)
Nippon Paper Industries Co. Ltd.	803	$9,336
Nippon Prologis REIT, Inc.	4	13,339
Nippon Shinyaku Co. Ltd.(a)	149	11,160
Nippon Telegraph & Telephone Corp.	447	11,414
Nippon Television Holdings, Inc.	779	8,638
Nissan Chemical Corp.	180	8,758
Nisshin Seifun Group, Inc.	608	9,783
Nissin Foods Holdings Co. Ltd.	136	9,666
Nitori Holdings Co. Ltd.(a)	55	10,426
Noevir Holdings Co. Ltd.	232	11,542
NOF Corp.	198	10,013
Nomura Holdings, Inc.	1,708	8,530
Nomura Real Estate Master Fund, Inc.	7	11,104
Nomura Research Institute Ltd.	374	11,995
NS Solutions Corp.	336	10,639
OBIC Business Consultants Co. Ltd.	182	9,303
Obic Co. Ltd.	61	10,683
Oji Holdings Corp.	1,590	9,113
Ono Pharmaceutical Co. Ltd.	421	9,534
Oracle Corp. Japan	99	7,370
Osaka Gas Co. Ltd.	621	11,605
Otsuka Corp.	229	11,873
Otsuka Holdings Co. Ltd.	260	10,277
Paltac Corp.	192	8,870
Pan Pacific International Holdings Corp.	407	8,466
Pigeon Corp.	312	8,955
Pola Orbis Holdings, Inc.	500	11,909
Rengo Co. Ltd.	1,259	10,680
Rohto Pharmaceutical Co. Ltd.	406	10,650
Sankyo Co. Ltd.	383	9,538
Santen Pharmaceutical Co. Ltd.	792	10,688
Sawai Group Holdings Co. Ltd.	227	9,680
Secom Co. Ltd.	121	9,100
Sekisui House Reit, Inc.	13	11,442
Seven & i Holdings Co. Ltd.	261	11,577
Seven Bank Ltd.	4,500	9,800
SG Holdings Co. Ltd.	455	12,180
Shikoku Electric Power Co., Inc.	1,487	9,782
Shimamura Co. Ltd.	102	9,824
Shimano, Inc.	48	12,224
Shinsei Bank Ltd.	648	8,555
Shionogi & Co. Ltd.	201	10,534
Ship Healthcare Holdings, Inc.	422	10,597
Shizuoka Bank Ltd. (The)(a)	1,318	9,487
SHO-BOND Holdings Co. Ltd.	237	9,966
SKY Perfect JSAT Holdings, Inc.	2,308	8,706
SMC Corp.	17	10,037
Softbank Corp.	778	10,134
SoftBank Group Corp.	100	6,230
Sohgo Security Services Co. Ltd.	229	10,662
Sojitz Corp.	3,676	11,187
Sompo Holdings, Inc.	267	11,021
Sony Group Corp.	97	10,054
Sugi Holdings Co. Ltd.(a)	142	10,441
Sundrug Co. Ltd.	273	8,831
Suntory Beverage & Food Ltd.	297	10,378
Suzuken Co. Ltd.	275	7,893
Sysmex Corp.	110	13,020
Taisho Pharmaceutical Holdings Co. Ltd.	166	9,257
Taiyo Yuden Co. Ltd.	200	10,187
Takara Bio, Inc.	379	9,438
Teijin Ltd.	593	8,894

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Terumo Corp.	275	$10,617
TIS, Inc.	485	12,528
Toda Corp.	1,415	10,005
Toho Gas Co. Ltd.	176	8,547
Tohoku Electric Power Co., Inc.	1,201	9,094
Tokai Carbon Co. Ltd.	700	9,178
Tokio Marine Holdings, Inc.	217	10,301
Tokuyama Corp.	400	8,419
Tokyo Electron Ltd.	25	10,232
Tokyo Gas Co. Ltd.	545	10,319
Tokyo Ohka Kogyo Co. Ltd.	200	12,884
Tosoh Corp.	600	10,464
Toyo Suisan Kaisha Ltd.	275	10,486
Toyota Industries Corp.	119	9,910
Toyota Motor Corp.	149	13,312
Trend Micro, Inc.	211	10,939
Tsumura & Co.	354	11,112
Tsuruha Holdings, Inc.	80	9,411
TV Asahi Holdings Corp.	553	8,541
Unicharm Corp.	260	10,381
Welcia Holdings Co. Ltd.	332	11,268
Yakult Honsha Co. Ltd.	207	12,184
Yamaguchi Financial Group, Inc.	1,683	9,661
Yamato Holdings Co. Ltd.	407	11,682
Yamazaki Baking Co. Ltd.	601	8,236
Yaoko Co. Ltd.	165	9,923
Z Holdings Corp.	1,800	8,963
Zensho Holdings Co. Ltd.	400	10,110
Zeon Corp.	700	9,497
ZOZO, Inc.	335	11,370
		2,450,969
Jordan-0.15%
Hikma Pharmaceuticals PLC	321	11,809
Luxembourg-0.47%
Eurofins Scientific SE	113	13,512
L’Occitane International S.A.	3,900	13,550
RTL Group S.A.	167	9,446
		36,508
Mexico-0.12%
Fresnillo PLC	788	8,964
Netherlands-1.54%
Adyen N.V.(b)(c)	5	13,574
ASML Holding N.V.	19	14,397
Euronext N.V.(c)	112	12,458
IMCD N.V.	79	13,677
Koninklijke Ahold Delhaize N.V.	384	11,928
Koninklijke DSM N.V.	60	12,092
Koninklijke KPN N.V.(a)	2,956	9,702
Koninklijke Philips N.V.	186	8,577
Koninklijke Vopak N.V.	208	8,803
Wolters Kluwer N.V.	127	14,469
		119,677
New Zealand-0.88%
a2 Milk Co. Ltd. (The)(b)	1,373	5,961
Contact Energy Ltd.	1,971	11,225
Fisher & Paykel Healthcare Corp. Ltd.	481	10,592
Infratil Ltd.	1,904	9,714
Mercury NZ Ltd.	2,200	10,150
	Shares	Value
New Zealand-(continued)
Spark New Zealand Ltd.	2,972	$9,822
Xero Ltd.(b)	109	11,239
		68,703
Norway-0.68%
Gjensidige Forsikring ASA	418	9,571
Orkla ASA	1,057	9,607
Salmar ASA	145	9,621
Telenor ASA	602	10,453
TOMRA Systems ASA	234	13,529
		52,781
Poland-0.70%
CD Projekt S.A.(a)	165	7,918
Cyfrowy Polsat S.A.	1,304	11,570
Dino Polska S.A.(b)(c)	156	12,492
Polskie Gornictwo Naftowe i Gazownictwo S.A.	6,574	10,734
Powszechny Zaklad Ubezpieczen S.A.(b)	1,232	12,032
		54,746
Portugal-0.17%
Jeronimo Martins SGPS S.A.	643	13,095
Russia-0.14%
Polymetal International PLC	496	10,779
Singapore-2.56%
Ascendas REIT	4,523	10,422
CapitaLand Integrated Commercial Trust	6,360	10,098
Jardine Cycle & Carriage Ltd.	645	9,765
Keppel DC REIT	4,922	9,596
Keppel REIT	11,645	10,320
Mapletree Commercial Trust	6,587	10,507
Mapletree Industrial Trust	5,357	11,868
Mapletree Logistics Trust	7,250	11,297
NetLink NBN Trust(c)	14,078	10,137
Olam International Ltd.	8,496	8,282
Oversea-Chinese Banking Corp. Ltd.	1,274	11,572
Singapore Exchange Ltd.	1,341	11,765
Singapore Post Ltd.	19,406	9,172
Singapore Press Holdings Ltd.	10,480	14,550
Singapore Technologies Engineering Ltd.	3,400	10,069
StarHub Ltd.	10,792	9,644
UOL Group Ltd.	1,874	10,103
Venture Corp. Ltd.	760	10,675
Wing Tai Holdings Ltd.	6,995	9,453
		199,295
South Korea-8.72%
Alteogen, Inc.(b)	126	8,763
Amorepacific Corp.	47	9,051
Amorepacific Group	173	8,663
BGF retail Co. Ltd.	66	9,267
BNK Financial Group, Inc.	1,783	12,013
Celltrion Healthcare Co. Ltd.(b)	87	8,123
Celltrion Pharm, Inc.(b)	71	8,580
Celltrion, Inc.(b)	38	8,375
Cheil Worldwide, Inc.	570	11,992
CJ CheilJedang Corp.	28	11,392
CJ CheilJedang Corp., Preference Shares	65	11,895
CJ ENM Co. Ltd.	80	11,344
CJ Logistics Corp.(b)	67	10,252
Coway Co. Ltd.	171	12,755
DB Insurance Co. Ltd.	261	12,956
DGB Financial Group, Inc.	1,548	12,718

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
South Korea-(continued)
DL Holdings Co. Ltd.	135	$9,260
Dongsuh Cos., Inc.	284	7,506
E-MART, Inc.	60	8,789
Green Cross Corp.	31	7,870
GS Retail Co. Ltd.	302	9,268
Hanwha Corp., Preference Shares	814	10,509
Hite Jinro Co. Ltd.	320	9,584
Hyundai Department Store Co. Ltd.	129	8,972
Hyundai Glovis Co. Ltd.	57	9,638
Hyundai Marine & Fire Insurance Co. Ltd.	501	11,303
Hyundai Mobis Co. Ltd.	36	8,341
Hyundai Motor Co., Second Pfd.	109	9,855
Industrial Bank of Korea	1,320	11,820
KB Financial Group, Inc.	247	11,016
KEPCO Plant Service & Engineering Co. Ltd.	428	15,870
Korea Investment Holdings Co. Ltd.	127	10,588
Korea Zinc Co. Ltd.	29	13,791
KT&G Corp.	141	10,089
Kumho Petrochemical Co. Ltd.	50	8,846
LG Household & Health Care Ltd.	7	8,879
LG Household & Health Care Ltd., Preference Shares	2	1,168
LG Innotek Co. Ltd.	54	10,657
LG Uplus Corp.	936	11,840
LOTTE Chemical Corp.	35	7,896
LOTTE Fine Chemical Co. Ltd.	214	13,488
Mirae Asset Securities Co. Ltd.	993	7,709
Mirae Asset Securities Co. Ltd., Second Pfd.	399	1,599
NAVER Corp.	28	10,552
NCSoft Corp.	12	8,596
Netmarble Corp.(c)	89	10,716
NH Investment & Securities Co. Ltd.	988	10,909
NHN Corp.(b)	161	10,806
NongShim Co. Ltd.	41	11,727
Orion Corp.	86	8,785
Ottogi Corp.	20	9,372
S-1 Corp.	134	9,390
Samsung Biologics Co. Ltd.(b)(c)	15	11,606
Samsung C&T Corp.	91	11,195
Samsung Card Co. Ltd.	339	10,315
Samsung Fire & Marine Insurance Co. Ltd.	58	10,816
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	5	702
Samsung SDI Co. Ltd.	17	10,952
Samsung SDS Co. Ltd.	58	9,202
Samsung Securities Co. Ltd.	293	11,272
Seegene, Inc.	176	10,711
Shin Poong Pharmaceutical Co. Ltd.	120	6,614
Shinhan Financial Group Co. Ltd.	335	11,402
SK Chemicals Co. Ltd.	33	6,799
SK Hynix, Inc.	77	7,531
SK Telecom Co. Ltd.	45	11,776
SSANGYONG C&E Co. Ltd.	1,677	11,605
Woori Financial Group, Inc.	1,154	10,885
Yuhan Corp.	180	9,640
		678,166
Spain-1.21%
Acciona S.A.(a)	65	9,959
Enagas S.A.	484	11,111
Endesa S.A.	411	9,996
Grifols S.A.	399	10,144
Iberdrola S.A.(a)	853	10,274
Industria de Diseno Textil S.A.	294	9,967
	Shares	Value
Spain-(continued)
Mapfre S.A.(a)	5,118	$10,542
Red Electrica Corp. S.A.	607	12,038
Zardoya Otis S.A.	1,493	10,109
		94,140
Sweden-3.46%
Assa Abloy AB, Class B	378	12,130
Atlas Copco AB, Class A	113	7,644
Atlas Copco AB, Class B	67	3,807
Epiroc AB, Class A	299	6,985
Epiroc AB, Class B	181	3,639
EQT AB	342	16,496
Essity AB, Class B	323	10,568
Evolution AB(c)	76	13,246
Fastighets AB Balder, Class B(b)	214	14,794
Getinge AB, Class B	416	18,087
Holmen AB, Class B	223	11,736
ICA Gruppen AB	210	10,385
Industrivarden AB, Class A	155	6,190
Industrivarden AB, Class C	125	4,790
Investment AB Latour, Class B	443	17,320
Investor AB, Class A	120	2,985
Investor AB, Class B	404	10,015
L E Lundbergforetagen AB, Class B	194	13,853
Sagax AB, Class D	2,356	9,378
Sinch AB(b)(c)	510	10,308
Svenska Cellulosa AB S.C.A., Class A	19	358
Svenska Cellulosa AB S.C.A., Class B	539	10,023
Svenska Handelsbanken AB, Class B	810	9,744
Swedish Match AB	1,370	12,273
Swedish Orphan Biovitrum AB, Class B(b)	615	12,022
Tele2 AB, Class B	772	11,346
Telefonaktiebolaget LM Ericsson, Class A	10	116
Telefonaktiebolaget LM Ericsson, Class B	790	9,078
		269,316
Switzerland-3.51%
Banque Cantonale Vaudoise	97	8,659
Barry Callebaut AG	5	12,667
BKW AG	90	9,921
Chocoladefabriken Lindt & Spruengli AG, PC	1	11,199
DKSH Holding AG	134	11,326
EMS-Chemie Holding AG	12	13,294
Geberit AG	17	13,952
Givaudan S.A.	3	14,969
Kuehne + Nagel International AG, Class R	39	13,151
Logitech International S.A., Class R	97	10,602
Lonza Group AG	17	13,228
Nestle S.A.	95	12,033
PSP Swiss Property AG	85	11,508
Roche Holding AG	30	11,597
Roche Holding AG, BR	1	429
Schindler Holding AG	12	3,736
Schindler Holding AG, PC(a)	25	8,088
SIG Combibloc Group AG(b)	467	13,779
Sika AG(a)	37	13,027
STMicroelectronics N.V.	275	11,263
Straumann Holding AG, Class R	9	16,683
Swiss Prime Site AG	108	11,505
Swisscom AG	20	12,027
Tecan Group AG, Class R	24	13,836
		272,479

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Taiwan-0.08%
FIT Hon Teng Ltd.(b)(c)	28,000	$5,981
United Kingdom-6.69%
3i Group PLC	625	11,118
Admiral Group PLC	229	10,825
AstraZeneca PLC	106	12,185
Auto Trader Group PLC(b)(c)	1,258	11,404
AVEVA Group PLC	207	11,305
B&M European Value Retail S.A.	1,323	10,172
British American Tobacco PLC	282	10,510
Bunzl PLC	318	11,787
ConvaTec Group PLC(c)	3,867	12,737
Croda International PLC	117	13,697
DCC PLC	122	10,221
Derwent London PLC	216	10,919
Diageo PLC	250	12,411
Direct Line Insurance Group PLC	2,198	9,098
Experian PLC	313	13,786
GlaxoSmithKline PLC	596	11,749
Halma PLC	318	12,773
Hargreaves Lansdown PLC	466	10,577
HomeServe PLC	676	8,788
Howden Joinery Group PLC	1,015	12,661
HSBC Holdings PLC	1,663	9,190
Imperial Brands PLC	524	11,234
Intertek Group PLC	132	9,463
Kingfisher PLC	2,641	13,527
London Stock Exchange Group PLC	75	7,810
National Grid PLC	888	11,409
Pearson PLC	920	11,121
Pennon Group PLC	528	9,382
Phoenix Group Holdings PLC	974	9,200
Reckitt Benckiser Group PLC	119	9,138
RELX PLC	420	12,345
Renishaw PLC	115	8,170
Rentokil Initial PLC	1,509	11,892
Rightmove PLC	1,233	12,038
Sage Group PLC (The)	1,242	12,115
Segro PLC	793	13,424
Severn Trent PLC	332	12,925
	Shares	Value
United Kingdom-(continued)
Smith & Nephew PLC	528	$10,733
Smiths Group PLC	472	10,208
Spirax-Sarco Engineering PLC	69	14,400
SSE PLC(a)	553	11,114
Tate & Lyle PLC	963	9,897
Tesco PLC	3,246	10,515
Unilever PLC	189	10,908
United Utilities Group PLC	833	12,427
WM Morrison Supermarkets PLC	4,425	16,464
		519,772
United States-0.74%
Amcor PLC, CDI	875	10,130
Avast PLC(c)	1,597	12,878
QIAGEN N.V.(b)	204	10,932
Schneider Electric SE	66	11,059
Waste Connections, Inc.	101	12,787
		57,786
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.27% (Cost $6,821,199)		7,639,335
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.68%
Invesco Private Government Fund, 0.02%(d)(e)(f)	85,847	85,847
Invesco Private Prime Fund, 0.12%(d)(e)(f)	200,228	200,309
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $286,156)		286,156
TOTAL INVESTMENTS IN SECURITIES-101.95% (Cost $7,107,355)		7,925,491
OTHER ASSETS LESS LIABILITIES-(1.95)%		(151,762)
NET ASSETS-100.00%		$7,773,729

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2021.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $241,531, which represented 3.11% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$163,826	$(163,826)	$-	$-	$-	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,781	868,661	(843,595)	-	-	85,847	14*
Invesco Private Prime Fund	91,172	1,236,272	(1,127,156)	-	21	200,309	162*
Total	$151,953	$2,268,759	$(2,134,577)	$-	$21	$286,156	$177

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.43%
Brazil-1.20%
BB Seguridade Participacoes S.A.	281,500	$1,168,747
ENGIE Brasil Energia S.A.	182,200	1,342,668
Telefonica Brasil S.A.	170,600	1,365,900
		3,877,315
China-10.24%
Agricultural Bank of China Ltd., H Shares	3,687,145	1,228,858
Anhui Conch Cement Co. Ltd., H Shares	230,340	1,101,134
Bank of China Ltd., H Shares	4,371,398	1,518,784
Bank of Communications Co. Ltd., H Shares	2,345,107	1,357,960
Beijing Enterprises Holdings Ltd.	391,687	1,217,217
Beijing Enterprises Water Group Ltd.(a)	3,563,438	1,306,851
CGN Power Co. Ltd., H Shares(b)	6,056,899	1,309,398
China CITIC Bank Corp. Ltd., H Shares	2,544,445	1,139,421
China Communications Services Corp. Ltd., H Shares	2,873,160	1,231,164
China Conch Venture Holdings Ltd.	394,824	1,440,352
China Construction Bank Corp., H Shares	1,840,964	1,283,975
China Life Insurance Co. Ltd.	1,672,440	1,572,865
China Minsheng Banking Corp. Ltd., H Shares	2,599,372	1,056,982
China Railway Group Ltd., H Shares	2,388,815	1,106,616
China Resources Power Holdings Co. Ltd.	1,039,028	1,788,938
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,136,206	1,170,347
Dali Foods Group Co. Ltd.(b)	2,381,469	1,290,146
Guangzhou R&F Properties Co. Ltd., H Shares(c)	1,129,658	989,933
Hengan International Group Co. Ltd.	212,127	1,259,736
Industrial & Commercial Bank of China Ltd., H Shares	2,109,041	1,172,413
Jiangsu Expressway Co. Ltd., H Shares	1,125,787	1,202,392
Ping An Insurance (Group) Co. of China Ltd., H Shares	158,650	1,391,291
Shenzhen International Holdings Ltd.	1,044,736	1,376,634
Want Want China Holdings Ltd.	1,694,676	1,142,694
Yuexiu Property Co. Ltd.	1,182,778	1,100,407
Yum China Holdings, Inc.	19,869	1,235,653
		32,992,161
Colombia-0.90%
Grupo Aval Acciones y Valores S.A., Preference Shares	6,117,046	1,620,604
Grupo Energia Bogota S.A. ESP	1,975,715	1,292,732
		2,913,336
Czech Republic-1.01%
CEZ A.S.	70,404	1,956,336
Komercni banka A.S.(a)	34,597	1,286,639
		3,242,975
Egypt-0.57%
Commercial International Bank Egypt S.A.E.(a)	505,249	1,836,977
Greece-0.41%
Hellenic Telecommunications Organization S.A.	72,287	1,318,343
Hungary-0.36%
OTP Bank Nyrt(a)	21,426	1,158,575
India-0.35%
Dr. Reddy’s Laboratories Ltd., ADR	17,867	1,117,581
Indonesia-1.59%
PT Bank Central Asia Tbk	570,876	1,178,264
PT Indofood CBP Sukses Makmur Tbk	2,493,686	1,400,947
	Shares	Value
Indonesia-(continued)
PT Indofood Sukses Makmur Tbk	3,069,453	$1,289,330
PT Unilever Indonesia Tbk	4,261,993	1,243,603
		5,112,144
Kuwait-3.42%
Boubyan Bank KSCP(a)	846,993	2,255,640
Gulf Bank KSCP	1,970,454	1,574,264
Kuwait Finance House KSCP	943,476	2,465,475
Mobile Telecommunications Co. KSCP	1,107,322	2,178,520
National Bank of Kuwait SAKP	852,016	2,535,627
		11,009,526
Malaysia-5.21%
Dialog Group Bhd.	2,236,000	1,457,109
Hong Leong Bank Bhd.	333,100	1,420,806
IHH Healthcare Bhd.	1,010,947	1,351,123
Kuala Lumpur Kepong Bhd.	364,778	1,600,874
Malayan Banking Bhd.	825,992	1,567,819
MISC Bhd.	834,300	1,324,600
Petronas Gas Bhd.	455,900	1,646,426
RHB Bank Bhd.	1,091,300	1,321,456
Sime Darby Bhd.	2,383,500	1,214,342
Sime Darby Plantation Bhd.	1,509,000	1,215,782
Telekom Malaysia Bhd.	860,100	1,210,662
Tenaga Nasional Bhd.	633,972	1,448,220
		16,779,219
Mexico-3.61%
America Movil S.A.B. de C.V., Series L	1,827,470	1,534,893
Arca Continental S.A.B. de C.V.	264,918	1,606,889
Coca-Cola FEMSA S.A.B. de C.V., Series L	281,178	1,597,771
Gruma S.A.B. de C.V., Class B	112,386	1,218,847
Grupo Elektra S.A.B. de C.V.	40,048	3,254,234
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	710,002	1,152,263
Wal-Mart de Mexico S.A.B. de C.V., Series V	388,232	1,282,801
		11,647,698
Pakistan-0.42%
Lucky Cement Ltd.(a)	246,800	1,348,591
Poland-0.44%
Cyfrowy Polsat S.A.	160,326	1,422,547
Qatar-4.23%
Barwa Real Estate Co.	1,994,759	1,676,452
Commercial Bank P.S.Q.C. (The)	1,058,926	1,599,586
Masraf Al Rayan Q.S.C.	2,176,558	2,582,458
Mesaieed Petrochemical Holding Co. Q.P.S.C.	3,379,095	1,774,466
Ooredoo Q.P.S.C.	773,715	1,506,630
Qatar Islamic Bank (S.A.Q)	437,152	2,067,497
Qatar National Bank Q.P.S.C.	488,301	2,440,835
		13,647,924
Russia-0.42%
Mobile TeleSystems PJSC, ADR	156,731	1,346,319
Saudi Arabia-15.59%
Advanced Petrochemical Co.	68,320	1,355,324
Al Rajhi Bank	64,154	1,898,756
Alinma Bank	437,654	2,532,288
Almarai Co. JSC	110,026	1,722,090
Arab National Bank	328,353	1,969,908
Arabian Centres Co. Ltd.	253,116	1,707,507
Bank AlBilad(a)	148,488	1,453,047
Bank Al-Jazira(a)	344,123	1,778,238
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Saudi Arabia-(continued)
Banque Saudi Fransi	128,058	$1,261,663
Bupa Arabia for Cooperative Insurance Co.	49,773	1,831,451
Company for Cooperative Insurance (The)	77,657	1,745,543
Dar Al Arkan Real Estate Development Co.(a)	529,391	1,487,783
Dr Sulaiman Al Habib Medical Services Group Co.	32,565	1,488,279
Etihad Etisalat Co.	189,950	1,628,331
Jarir Marketing Co.	35,107	1,883,407
Kingdom Holding Co.	499,128	1,432,012
National Industrialization Co.(a)	256,189	1,478,224
Riyad Bank	221,383	1,546,564
SABIC Agri-Nutrients Co.	47,633	1,633,320
Sahara International Petrochemical Co.	187,895	1,680,855
Saudi Arabian Oil Co.(b)	380,197	3,532,920
Saudi Basic Industries Corp.	51,624	1,665,557
Saudi British Bank (The)(a)	169,582	1,392,685
Saudi Cement Co.	111,635	1,931,824
Saudi Electricity Co.	214,680	1,482,565
Saudi National Bank (The)	108,981	1,598,217
Saudi Telecom Co.	55,266	1,974,628
Savola Group (The)	141,070	1,613,669
Yanbu National Petrochemical Co., Class A	84,335	1,540,355
		50,247,010
South Africa-0.80%
Tiger Brands Ltd.	84,705	1,117,530
Vodacom Group Ltd.	162,189	1,448,406
		2,565,936
South Korea-4.71%
GS Retail Co. Ltd.(c)	37,450	1,149,302
Industrial Bank of Korea	134,578	1,205,089
KEPCO Plant Service & Engineering Co. Ltd.(c)	31,167	1,155,638
KT&G Corp.	24,487	1,752,037
LG Uplus Corp.	97,317	1,231,004
NongShim Co. Ltd.(c)	5,928	1,695,555
Ottogi Corp.(c)	3,749	1,756,758
S-1 Corp.	19,971	1,399,402
Samsung Card Co. Ltd.	46,160	1,404,564
Samsung Electronics Co. Ltd.	18,209	1,242,692
Woori Financial Group, Inc.	125,008	1,179,167
		15,171,208
Taiwan-34.40%
Advantech Co. Ltd.	109,689	1,427,742
Asia Cement Corp.	994,000	1,841,201
Catcher Technology Co. Ltd.	204,000	1,349,544
Cathay Financial Holding Co. Ltd.	778,000	1,510,653
Chang Hwa Commercial Bank Ltd.	3,647,047	2,158,363
Chicony Electronics Co. Ltd.	485,000	1,396,120
China Development Financial Holding Corp.	3,171,472	1,599,061
China Motor Corp.	489,000	1,161,080
Chipbond Technology Corp.	521,000	1,397,282
Chunghwa Telecom Co. Ltd.	855,222	3,516,915
Compal Electronics, Inc.	1,699,000	1,312,298
CTBC Financial Holding Co. Ltd.	2,352,053	1,921,846
CTCI Corp.(a)	1,224,000	1,674,164
E.Sun Financial Holding Co. Ltd.	2,714,519	2,572,314
Far Eastern New Century Corp.	1,247,000	1,319,907
Far EasTone Telecommunications Co. Ltd.	1,185,993	2,570,040
First Financial Holding Co. Ltd.	3,003,995	2,443,801
Formosa Chemicals & Fibre Corp.	510,095	1,499,367
Formosa Petrochemical Corp.	343,000	1,193,417
	Shares	Value
Taiwan-(continued)
Formosa Plastics Corp.	383,146	$1,367,351
Formosa Taffeta Co. Ltd.	1,378,000	1,603,930
Fubon Financial Holding Co. Ltd.	502,875	1,348,672
Highwealth Construction Corp.	1,227,300	2,152,657
Hotai Finance Co. Ltd.	694,000	2,134,239
Hua Nan Financial Holdings Co. Ltd.	3,886,345	2,682,155
IBF Financial Holdings Co. Ltd.	2,787,000	1,639,412
Inventec Corp.	1,955,000	1,639,362
Kings Town Bank Co. Ltd.	1,056,000	1,525,564
Lien Hwa Industrial Holdings Corp.	1,104,800	2,074,093
Lite-On Technology Corp.	596,000	1,366,122
Mega Financial Holding Co. Ltd.	2,065,777	2,445,100
Merry Electronics Co. Ltd.	335,000	1,329,698
Mitac Holdings Corp.	1,768,720	1,796,233
Nan Ya Plastics Corp.	502,930	1,564,631
Pegatron Corp.	521,000	1,253,828
Pou Chen Corp.	932,000	1,176,456
President Chain Store Corp.	224,000	2,246,808
Quanta Computer, Inc.	440,000	1,216,235
Radiant Opto-Electronics Corp.	313,000	1,180,815
Ruentex Development Co. Ltd.	737,500	1,645,628
Ruentex Industries Ltd.	569,000	1,993,992
Shanghai Commercial & Savings Bank Ltd. (The)	995,000	1,485,473
Shin Kong Financial Holding Co. Ltd.	4,361,000	1,430,015
Shin Kong Financial Holding Co. Ltd., Rts., expiring 08/13/2021(a)	247,458	8,583
Simplo Technology Co. Ltd.	102,000	1,345,897
SinoPac Financial Holdings Co. Ltd.	4,029,421	2,024,436
Standard Foods Corp.	1,026,000	1,926,158
Synnex Technology International Corp.	775,264	1,469,301
Taichung Commercial Bank Co. Ltd.	6,874,000	2,925,106
Taishin Financial Holding Co. Ltd.	4,027,256	2,440,979
Taiwan Business Bank	6,858,314	2,327,388
Taiwan Cement Corp.	901,317	1,695,308
Taiwan Cooperative Financial Holding Co. Ltd.	3,285,930	2,567,408
Taiwan Fertilizer Co. Ltd.	780,000	1,667,942
Taiwan High Speed Rail Corp.	1,843,000	2,000,181
Taiwan Mobile Co. Ltd.	770,162	2,864,182
Taiwan Semiconductor Manufacturing Co. Ltd.	62,397	1,294,127
Teco Electric and Machinery Co. Ltd.	1,143,000	1,269,092
Transcend Information, Inc.	566,000	1,416,771
Uni-President Enterprises Corp.	760,181	1,989,818
WPG Holdings Ltd.	1,013,937	1,979,652
Yuanta Financial Holding Co. Ltd.	1,745,010	1,584,955
Yulon Finance Corp.	318,000	1,876,274
		110,837,142
Thailand-6.04%
Advanced Info Service PCL, NVDR	353,265	1,929,294
Bangkok Chain Hospital PCL, NVDR	2,030,462	1,621,651
Bangkok Dusit Medical Services PCL, NVDR	2,005,440	1,372,858
Bangkok Expressway & Metro PCL, NVDR	5,992,851	1,394,852
BTS Group Holdings PCL, NVDR	4,561,399	1,179,642
BTS Group Holdings PCL, Wts., expiring 12/31/2022(a)(d)	229,792	0
BTS Group Holdings PCL, Wts., expiring 12/31/2024(a)(d)	459,584	0
BTS Group Holdings PCL, Wts., expiring 12/31/2026(a)(d)	919,168	0
CP ALL PCL, NVDR	818,791	1,469,801
Electricity Generating PCL, NVDR	237,091	1,233,515
Intouch Holdings PCL, NVDR	900,237	1,766,647

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Thailand-(continued)
Land & Houses PCL, NVDR	5,253,075	$1,246,641
Osotspa PCL, NVDR	1,065,978	1,143,249
Ratch Group PCL, NVDR	952,479	1,231,623
Siam Cement PCL (The), NVDR	115,920	1,460,132
Thai Beverage PCL	2,613,252	1,254,423
Tisco Financial Group PCL, NVDR	437,780	1,172,120
		19,476,448
United Arab Emirates-3.51%
Abu Dhabi Commercial Bank PJSC	885,625	1,692,577
Abu Dhabi Islamic Bank PJSC	1,032,085	1,553,824
Abu Dhabi National Oil Co. for Distribution PJSC	1,279,207	1,518,409
Dubai Islamic Bank PJSC	1,346,301	1,770,315
Emirates NBD Bank PJSC	366,360	1,336,516
Emirates Telecommunications Group Co. PJSC	295,594	1,834,813
First Abu Dhabi Bank PJSC	352,475	1,591,015
		11,297,469
Total Common Stocks & Other Equity Interests (Cost $292,210,986)		320,366,444
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $286,135)	286,135	286,135
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.52% (Cost $292,497,121)		320,652,579
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.92%
Invesco Private Government Fund, 0.02%(e)(f)(g)	886,322	$886,322
Invesco Private Prime Fund, 0.12%(e)(f)(g)	2,067,253	2,068,080
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,954,402)		2,954,402
TOTAL INVESTMENTS IN SECURITIES-100.44% (Cost $295,451,523)		323,606,981
OTHER ASSETS LESS LIABILITIES-(0.44)%		(1,417,118)
NET ASSETS-100.00%		$322,189,863

Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Rts.-Rights
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $6,132,464, which represented 1.90% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$22,938,492	$(22,652,357)	$-	$-	$286,135	$40
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2021
(Unaudited)
	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$921,462	$6,593,133	$(6,628,273)	$-	$-	$886,322	$89*
Invesco Private Prime Fund	1,382,193	10,775,302	(10,089,425)	(21)	31	2,068,080	912*
Total	$2,303,655	$40,306,927	$(39,370,055)	$(21)	$31	$3,240,537	$1,041

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Brazil-2.65%
Cia Siderurgica Nacional S.A.	1,400	$12,716
Magazine Luiza S.A.	4,424	17,706
Vale S.A.	6,700	141,573
WEG S.A.	3,440	23,866
		195,861
China-43.03%
Airtac International Group	406	13,052
ANTA Sports Products Ltd.	1,956	42,613
Baidu, Inc., ADR(a)	601	98,570
BeiGene Ltd., ADR(a)	94	29,759
Bilibili, Inc., ADR(a)	728	62,302
BOE Technology Group Co. Ltd., B Shares	2,000	986
BYD Co. Ltd., H Shares	3,477	106,934
BYD Electronic International Co. Ltd.	2,364	11,955
CanSino Biologics, Inc., H Shares(a)(b)	168	7,112
China Feihe Ltd.(b)	9,798	18,811
China Hongqiao Group Ltd.	3,999	5,300
China International Marine Containers Group Co. Ltd., H Shares	980	1,962
China Literature Ltd.(a)(b)(c)	951	8,811
China Longyuan Power Group Corp. Ltd., H Shares	9,798	18,307
China Mengniu Dairy Co. Ltd.(a)	5,699	30,911
China Merchants Bank Co. Ltd., H Shares	7,854	59,831
China Resources Beer Holdings Co. Ltd.	3,601	26,945
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)(c)	10,398	15,655
Country Garden Services Holdings Co. Ltd.	5,039	40,883
CSC Financial Co. Ltd., H Shares(b)	1,564	1,542
Dongfang Electric Corp. Ltd., H Shares	700	592
Flat Glass Group Co. Ltd., H Shares(c)	1,488	6,635
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	1,687	10,724
Ganfeng Lithium Co. Ltd., H Shares(b)	717	15,380
GDS Holdings Ltd., ADR(a)	277	16,332
Geely Automobile Holdings Ltd.	14,515	48,469
Great Wall Motor Co. Ltd., H Shares	14,697	70,637
GSX Techedu, Inc., ADR(a)	276	880
Haidilao International Holding Ltd.(b)(c)	2,103	7,902
Haier Smart Home Co. Ltd., H Shares	5,339	18,275
Hansoh Pharmaceutical Group Co. Ltd.(b)	2,070	7,418
Hua Hong Semiconductor Ltd.(a)(b)	883	5,573
Innovent Biologics, Inc.(a)(b)	2,952	30,104
JD.com, Inc., ADR(a)	2,660	188,541
Kingdee International Software Group Co. Ltd.(a)	11,065	34,457
Kingsoft Corp. Ltd.	2,540	11,832
Lenovo Group Ltd.	15,166	14,129
Li Ning Co. Ltd.	5,084	53,580
Longfor Group Holdings Ltd.(b)	2,516	11,736
Meituan, B Shares(a)(b)	16,495	456,355
MicroPort Scientific Corp.(c)	3,051	22,987
NetEase, Inc., ADR	879	89,843
NIO, Inc., ADR(a)	6,059	270,716
Pharmaron Beijing Co. Ltd., H Shares(b)(c)	440	9,631
Pinduoduo, Inc., ADR(a)	1,639	150,149
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,868	6,929
Shanghai Baosight Software Co. Ltd., B Shares	1,588	5,663
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	868	7,942
Shanghai Junshi Biosciences Co. Ltd., H Shares(a)(b)	300	2,019
Sinotruk Hong Kong Ltd.	1,684	2,882
TAL Education Group, ADR(a)	621	3,769
	Shares	Value
China-(continued)
Tencent Holdings Ltd.	8,466	$521,826
Tencent Music Entertainment Group, ADR(a)	1,153	12,187
Tsingtao Brewery Co. Ltd., H Shares	929	7,328
Vipshop Holdings Ltd., ADR(a)	869	14,452
Weichai Power Co. Ltd., H Shares	3,578	7,827
WuXi AppTec Co. Ltd., H Shares(b)	1,426	31,525
Wuxi Biologics Cayman, Inc.(a)(b)	15,080	229,949
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	1,600	2,998
Xinyi Glass Holdings Ltd.	7,293	27,216
Xinyi Solar Holdings Ltd.	15,923	31,964
Yihai International Holding Ltd.(c)	1,468	8,831
Zai Lab Ltd., ADR(a)	263	38,032
Zhongsheng Group Holdings Ltd.	1,016	9,335
Zijin Mining Group Co. Ltd., H Shares	18,189	25,793
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	3,238	2,783
ZTO Express Cayman, Inc., ADR	1,123	30,388
		3,186,756
Greece-0.02%
Terna Energy S.A.	113	1,519
Hong Kong-0.06%
Nine Dragons Paper Holdings Ltd.	3,599	4,534
India-5.50%
Adani Green Energy Ltd.(a)	1,467	17,393
Aurobindo Pharma Ltd.	525	6,467
Cadila Healthcare Ltd.(a)	538	4,237
Cipla Ltd.(a)	1,288	15,925
Divi’s Laboratories Ltd.(a)	300	19,779
Dr. Reddy’s Laboratories Ltd.	219	13,865
Havells India Ltd.	557	8,785
HCL Technologies Ltd.	2,009	27,671
Hindustan Zinc Ltd.	487	2,097
Infosys Ltd.	7,363	159,351
Larsen & Toubro Infotech Ltd.(b)	109	6,861
SBI Cards & Payment Services Ltd.(a)	319	4,444
Tata Consultancy Services Ltd.	1,992	84,789
Tata Consumer Products Ltd.	940	9,553
Wipro Ltd.	3,262	25,738
		406,955
Indonesia-0.07%
PT Merdeka Copper Gold Tbk(a)	23,913	4,894
Malaysia-0.68%
Bursa Malaysia Bhd.	1,219	2,198
Hartalega Holdings Bhd.	3,877	6,468
Kossan Rubber Industries	1,988	1,630
My EG Services Bhd.	4,400	1,731
Press Metal Aluminium Holdings Bhd.	6,600	7,538
Supermax Corp. Bhd.	8,006	6,204
Telekom Malaysia Bhd.	5,000	7,038
Top Glove Corp. Bhd.	18,797	17,728
		50,535
Mexico-0.48%
Grupo Mexico S.A.B. de C.V., Class B	7,698	35,355
Pakistan-0.02%
Lucky Cement Ltd.(a)	217	1,186
Peru-0.16%
Southern Copper Corp.	180	11,815
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Poland-0.31%
Dino Polska S.A.(a)(b)	84	$6,727
KGHM Polska Miedz S.A.	321	16,225
		22,952
Qatar-0.07%
Ezdan Holding Group Q.S.C.(a)	5,370	2,258
Qatar Gas Transport Co. Ltd.	3,194	2,667
		4,925
Russia-0.35%
Polyus PJSC	78	14,941
Severstal PAO	459	11,217
		26,158
Saudi Arabia-0.75%
Advanced Petrochemical Co.	196	3,888
Dr Sulaiman Al Habib Medical Services Group Co.	246	11,243
Saudi Telecom Co.	1,126	40,231
		55,362
Singapore-0.02%
Riverstone Holdings Ltd.	1,760	1,573
South Africa-0.08%
Kumba Iron Ore Ltd.	112	5,957
South Korea-24.99%
Alteogen, Inc.(a)	125	8,694
Celltrion Healthcare Co. Ltd.(a)	250	23,343
Celltrion Pharm, Inc.(a)	64	7,734
Celltrion, Inc.(a)	216	47,604
CJ CheilJedang Corp.	17	6,917
Dongsuh Cos., Inc.	145	3,832
Doosan Fuel Cell Co. Ltd.(a)	212	9,040
Doosan Fuel Cell Co. Ltd., Preference Shares(a)	34	470
Doosan Heavy Industries & Construction Co. Ltd.(a)	429	8,112
Ecopro BM Co. Ltd.	42	10,571
Genexine, Inc.(a)	30	2,183
Green Cross Corp.	21	5,331
Hanmi Science Co. Ltd.	76	4,737
Hanwha Solutions Corp.(a)	378	12,849
HMM Co. Ltd.(a)	1,215	42,252
Hyundai Motor Co.	290	54,962
Kakao Corp.	1,297	165,754
Kia Corp.	636	46,224
KIWOOM Securities Co. Ltd.	36	3,693
Korean Air Lines Co. Ltd.(a)	277	7,200
Kumho Petrochemical Co. Ltd.	72	12,738
LG Chem Ltd.	156	114,194
LG Chem Ltd., Preference Shares	23	7,648
LG Electronics, Inc.	292	39,983
LG Electronics, Inc., Preference Shares	56	3,710
Mando Corp.(a)	69	3,689
NAVER Corp.	368	138,690
NCSoft Corp.	27	19,342
Pearl Abyss Corp.(a)	71	4,568
POSCO Chemical Co. Ltd.	88	11,782
Samsung Biologics Co. Ltd.(a)(b)	30	23,212
Samsung Electro-Mechanics Co. Ltd.	107	17,860
Samsung Electro-Mechanics Co. Ltd., Preference Shares	11	1,009
Samsung Electronics Co. Ltd.	9,874	673,861
Samsung Electronics Co. Ltd., Preference Shares	1,948	122,105
Samsung SDI Co. Ltd.	181	116,602
Samsung SDI Co. Ltd., Preference Shares	8	3,064
	Shares	Value
South Korea-(continued)
Seegene, Inc.	185	$11,258
Shin Poong Pharmaceutical Co. Ltd.	132	7,276
SK Chemicals Co. Ltd.	37	7,624
SK Innovation Co. Ltd.(a)	110	24,195
SK Innovation Co. Ltd., Preference Shares(a)	3	437
SK Materials Co. Ltd.	10	3,652
SKC Co. Ltd.	42	5,897
Yuhan Corp.	87	4,659
		1,850,557
Taiwan-19.35%
Accton Technology Corp.	1,042	12,147
Acer, Inc.	7,000	6,808
Advantech Co. Ltd.	663	8,630
ASMedia Technology, Inc.	88	6,152
Asustek Computer, Inc.	1,258	15,790
Delta Electronics, Inc.	6,642	68,166
E Ink Holdings, Inc.	2,000	5,764
Elan Microelectronics Corp.	855	5,534
eMemory Technology, Inc.	131	6,137
ENNOSTAR, Inc.(a)	1,746	5,120
Evergreen Marine Corp. Taiwan Ltd.(a)	8,702	41,075
Gigabyte Technology Co. Ltd.	679	2,428
Global Unichip Corp.	179	2,634
Globalwafers Co. Ltd.	439	13,296
Hon Hai Precision Industry Co. Ltd.	23,374	91,941
International Games System Co. Ltd.	117	3,640
Lien Hwa Industrial Holdings Corp.	1,587	2,979
Lotes Co. Ltd.	150	3,063
MediaTek, Inc.	4,970	161,727
Micro-Star International Co. Ltd.	1,297	6,864
momo.com, Inc.	206	11,491
Nan Ya Printed Circuit Board Corp.	997	14,154
Novatek Microelectronics Corp.	1,454	26,569
Oneness Biotech Co. Ltd.(a)	1,098	7,578
Qisda Corp.	3,000	3,165
Quanta Computer, Inc.	5,199	14,371
Realtek Semiconductor Corp.	1,151	24,201
Simplo Technology Co. Ltd., Rts., expiring 12/31/2020(a)(d)	28	0
Sino-American Silicon Products, Inc.	1,000	6,758
Synnex Technology International Corp.	2,725	5,164
Taiwan Semiconductor Manufacturing Co. Ltd.	33,231	689,218
Tung Ho Steel Enterprise Corp.	2,000	3,333
Unimicron Technology Corp.	3,293	17,192
United Microelectronics Corp.	53,934	111,475
Vanguard International Semiconductor Corp.	1,707	7,050
Voltronic Power Technology Corp.	182	8,851
Yageo Corp.	624	12,496
		1,432,961
Thailand-0.59%
Carabao Group PCL, NVDR	564	2,488
Delta Electronics Thailand PCL, NVDR	2,125	37,758
Krungthai Card PCL, NVDR	1,920	3,607
		43,853
Turkey-0.41%
Arcelik A.S.	479	1,878
Aselsan Elektronik Sanayi Ve Ticaret A.S.	953	1,755
BIM Birlesik Magazalar A.S.	899	6,768
Coca-Cola Icecek A.S.	150	1,511
Dogan Sirketler Grubu Holding A.S.	2,727	848

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2021
(Unaudited)
	Shares		Value
Turkey-(continued)
Enerjisa Enerji A.S.(b)		491	$595
Eregli Demir ve Celik Fabrikalari TAS		2,710	6,436
Ford Otomotiv Sanayi A.S.		180	3,693
Gubre Fabrikalari TAS(a)		233	1,382
Iskenderun Demir ve Celik A.S.		268	393
Koza Altin Isletmeleri A.S.(a)		69	856
Migros Ticaret A.S.(a)		186	753
Sasa Polyester Sanayi A.S.(a)		597	2,044
Tofas Turk Otomobil Fabrikasi A.S.		233	907
Vestel Elektronik Sanayi ve Ticaret A.S.		167	592
			30,411
United Arab Emirates-0.11%
Aldar Properties PJSC		7,869	8,505
United States-0.15%
Parade Technologies Ltd.		187	11,435
Total Common Stocks & Other Equity Interests (Cost $6,721,470)			7,394,059
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(e)
India-0.00%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $214)	INR	15,360	214
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $6,721,684)			7,394,273
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.57%
Invesco Private Government Fund, 0.02%(f)(g)(h)	12,418	$12,418
Invesco Private Prime Fund, 0.12%(f)(g)(h)	29,927	29,939
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,357)		42,357
TOTAL INVESTMENTS IN SECURITIES-100.42% (Cost $6,764,041)		7,436,630
OTHER ASSETS LESS LIABILITIES-(0.42)%		(31,255)
NET ASSETS-100.00%		$7,405,375

Investment Abbreviations:
ADR-American Depositary Receipt
INR-Indian Rupee
NVDR-Non-Voting Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $891,987, which represented 12.05% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,662,495	$(3,662,495)	$-	$-	$-	$3
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2021
(Unaudited)
	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$25,572	$636,776	$(649,930)	$-	$-	$12,418	$4*
Invesco Private Prime Fund	38,358	885,134	(893,559)	-	6	29,939	43*
Total	$63,930	$5,184,405	$(5,205,984)	$-	$6	$42,357	$50

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.21%
Australia-5.12%
APA Group	32,060	$224,581
ASX Ltd.	2,103	118,858
AusNet Services Ltd.	161,255	216,318
Coles Group Ltd.	11,015	141,609
Macquarie Group Ltd.	1,041	120,058
Medibank Pvt Ltd.	62,387	151,789
Rio Tinto Ltd.	1	98
Telstra Corp. Ltd.	3	8
		973,319
Austria-0.72%
Oesterreichische Post AG	2,586	136,458
Belgium-0.70%
Ackermans & van Haaren N.V.	770	132,668
Brazil-0.92%
Yara International ASA	3,302	173,904
China-1.76%
BOC Hong Kong Holdings Ltd.	104,172	335,122
Denmark-0.89%
Tryg A/S	6,863	169,636
Finland-2.76%
Elisa OYJ	2,399	154,128
Fortum OYJ	7,047	194,201
Sampo OYJ, Class A	3,652	175,907
UPM-Kymmene OYJ	3	122
		524,358
France-4.44%
Cie Generale des Etablissements Michelin S.C.A.	791	129,158
Danone S.A.	3,864	284,355
Orange S.A.	25,701	286,325
Sanofi	1,393	143,510
		843,348
Germany-5.16%
Deutsche Telekom AG	6,306	130,904
E.ON SE	15,619	192,100
Evonik Industries AG	7,073	245,744
Uniper SE	4,674	182,623
Vonovia SE	3,430	228,501
		979,872
Hong Kong-9.81%
CK Asset Holdings Ltd.	2	14
CK Hutchison Holdings Ltd.	1	7
CK Infrastructure Holdings Ltd.	36,019	217,610
CLP Holdings Ltd.	16,040	165,535
Hang Seng Bank Ltd.	7,332	140,673
Henderson Land Development Co. Ltd.	41,980	187,719
HK Electric Investments & HK Electric Investments Ltd.	160,430	162,676
HKT Trust & HKT Ltd.	192,972	262,223
Hong Kong & China Gas Co. Ltd. (The)	3	5
Hongkong Land Holdings Ltd.	38,593	175,212
Link REIT	15,775	150,824
Power Assets Holdings Ltd.	36,985	238,914
Sino Land Co. Ltd.	1	2
Sun Hung Kai Properties Ltd.	11,304	161,897
Swire Properties Ltd.	2	6
		1,863,317
	Shares	Value
Italy-4.90%
Assicurazioni Generali S.p.A.	11,947	$238,710
Snam S.p.A.	34,788	210,548
Terna Rete Elettrica Nazionale S.p.A.	22,011	174,979
UnipolSai Assicurazioni S.p.A.(a)	110,026	305,819
		930,056
Japan-17.52%
Advance Residence Investment Corp.	34	115,708
Bridgestone Corp.	2	87
Chubu Electric Power Co., Inc.	12,065	144,725
Chugoku Electric Power Co., Inc. (The)(a)	20,987	189,696
Daiwa House REIT Investment Corp.	46	136,638
ENEOS Holdings, Inc.	45,769	191,625
Idemitsu Kosan Co. Ltd.	7,551	177,096
Japan Real Estate Investment Corp.	21	131,453
Japan Tobacco, Inc.	13,708	267,290
Kaken Pharmaceutical Co. Ltd.	2,800	123,353
Kansai Electric Power Co., Inc. (The)	19,628	185,192
KDDI Corp.	4,421	134,221
Kenedix Office Investment Corp.	22	161,768
Kyowa Exeo Corp.	4,800	118,655
Mitsubishi Corp.	6,404	178,670
MS&AD Insurance Group Holdings, Inc.	2	62
Nippon Telegraph & Telephone Corp.	5,535	141,338
Sekisui House Reit, Inc.	164	144,350
Seven Bank Ltd.	85,972	187,219
Softbank Corp.	17,671	230,166
Takeda Pharmaceutical Co. Ltd.	5,700	191,229
Tohoku Electric Power Co., Inc.	23,240	175,968
		3,326,509
Netherlands-2.79%
Koninklijke Ahold Delhaize N.V.	4,704	146,116
NN Group N.V.	7,714	383,545
		529,661
New Zealand-1.26%
Contact Energy Ltd.	1	6
Spark New Zealand Ltd.	72,314	238,983
		238,989
Norway-3.61%
Gjensidige Forsikring ASA	13,455	308,092
Orkla ASA	13,655	124,110
Telenor ASA	14,636	254,126
		686,328
Portugal-0.90%
Jeronimo Martins SGPS S.A.	8,352	170,098
Singapore-11.41%
Ascendas REIT	122,073	281,270
CapitaLand Integrated Commercial Trust	97,200	154,331
CapitaLand Ltd.	76,264	226,973
ComfortDelGro Corp. Ltd.	3	4
DBS Group Holdings Ltd.	2	45
Keppel REIT	202,194	179,184
Mapletree Commercial Trust	99,400	158,558
Mapletree Industrial Trust	77,600	171,922
Mapletree Logistics Trust	104,700	163,147
Singapore Exchange Ltd.	2	18
Singapore Technologies Engineering Ltd.	53,009	156,980
Singapore Telecommunications Ltd.	111,352	186,669
Suntec REIT	193,000	208,094
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Singapore-(continued)
United Overseas Bank Ltd.	6,335	$122,948
Venture Corp. Ltd.	11,125	156,264
		2,166,407
Spain-4.24%
Endesa S.A.(a)	15,835	385,119
Iberdrola S.A.	12,761	153,742
Red Electrica Corp. S.A.	13,452	266,787
		805,648
Sweden-8.05%
Axfood AB	4,489	121,563
Castellum AB	4,338	121,557
Essity AB, Class B	5,492	179,682
ICA Gruppen AB	3,911	193,411
Securitas AB, Class B	15,919	280,855
Svenska Handelsbanken AB, Class A	15,080	170,183
Tele2 AB, Class B	13,375	196,565
Telia Co. AB	60,437	265,445
		1,529,261
Switzerland-3.54%
ABB Ltd.	2	73
Holcim Ltd.(b)	2,477	145,127
Novartis AG	1,559	144,289
Roche Holding AG	2	773
Swisscom AG	276	165,972
Zurich Insurance Group AG	535	215,936
		672,170
United Kingdom-9.71%
Admiral Group PLC	3,303	156,139
AstraZeneca PLC	1	115
	Shares	Value
United Kingdom-(continued)
Bunzl PLC	4,176	$154,791
GlaxoSmithKline PLC	11,507	226,830
National Grid PLC	27,610	354,740
Phoenix Group Holdings PLC	29,670	280,264
Sage Group PLC (The)	1	10
Severn Trent PLC	4,352	169,423
Tesco PLC	55,992	181,387
Unilever PLC	2,365	136,492
United Utilities Group PLC	12,335	184,019
WM Morrison Supermarkets PLC	1	4
		1,844,214
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $18,331,756)		19,031,343
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.07%
Invesco Private Government Fund, 0.02%(c)(d)(e)	280,818	280,818
Invesco Private Prime Fund, 0.12%(c)(d)(e)	682,246	682,519
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $963,337)		963,337
TOTAL INVESTMENTS IN SECURITIES-105.28% (Cost $19,295,093)		19,994,680
OTHER ASSETS LESS LIABILITIES-(5.28)%		(1,003,487)
NET ASSETS-100.00%		$18,991,193

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2021.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$997,822	$(997,822)	$-	$-	$-	$5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	76,193	3,046,137	(2,841,512)	-	-	280,818	31*
Invesco Private Prime Fund	114,290	4,574,348	(4,006,131)	-	12	682,519	358*
Total	$190,483	$8,618,307	$(7,845,465)	$-	$12	$963,337	$394

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)—(continued)
July 31, 2021
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Australia-5.83%
APA Group	501,827	$3,515,312
ASX Ltd.(a)	67,422	3,810,557
AusNet Services Ltd.	2,556,533	3,429,503
Brambles Ltd.	406,378	3,470,989
Coles Group Ltd.	271,384	3,488,920
Commonwealth Bank of Australia	42,202	3,091,201
Goodman Group	192,991	3,211,666
Medibank Pvt Ltd.	1,381,055	3,360,129
Sonic Healthcare Ltd.	118,836	3,495,764
Telstra Corp. Ltd.	1,240,844	3,447,672
Wesfarmers Ltd.	88,342	3,970,174
Woolworths Group Ltd.	110,383	3,144,871
		41,436,758
Austria-0.46%
Oesterreichische Post AG(a)	61,633	3,252,258
Belgium-2.49%
Ackermans & van Haaren N.V.	21,103	3,635,980
Etablissements Franz Colruyt N.V.	64,381	3,659,885
Groupe Bruxelles Lambert S.A.	28,991	3,372,438
Sofina S.A.	7,350	3,444,419
Warehouses De Pauw C.V.A.	83,159	3,577,571
		17,690,293
Brazil-0.42%
Yara International ASA(a)	56,989	3,001,407
Canada-16.98%
Algonquin Power & Utilities Corp.	232,255	3,698,666
Bank of Montreal(a)	31,838	3,150,517
Bank of Nova Scotia (The)	61,561	3,840,073
BCE, Inc.	96,453	4,811,254
Canadian Apartment Properties REIT	70,566	3,524,484
Canadian Imperial Bank of Commerce	40,966	4,760,634
Canadian National Railway Co.	30,971	3,363,182
Canadian Pacific Railway Ltd.	39,879	2,959,419
Canadian Utilities Ltd., Class A(a)	117,497	3,440,153
CGI, Inc., Class A(b)	34,102	3,100,281
Dollarama, Inc.	75,508	3,553,567
Emera, Inc.(a)	102,933	4,798,070
Enbridge, Inc.	79,876	3,146,795
Fortis, Inc.	110,182	4,993,870
George Weston Ltd.	40,317	4,178,486
Great-West Lifeco, Inc.	117,115	3,521,847
Hydro One Ltd.(c)	181,251	4,471,928
Intact Financial Corp.	25,921	3,529,916
Loblaw Cos. Ltd.	70,623	4,774,768
Metro, Inc.	94,358	4,890,425
National Bank of Canada	54,502	4,169,020
Open Text Corp.	70,796	3,674,916
Power Corp. of Canada	104,466	3,332,267
Quebecor, Inc., Class B	126,556	3,308,998
Royal Bank of Canada	47,088	4,759,534
Saputo, Inc.	111,907	3,227,181
Sun Life Financial, Inc.	67,799	3,529,122
TELUS Corp.	186,407	4,137,732
Thomson Reuters Corp.	36,171	3,830,501
TMX Group Ltd.	41,317	4,534,660
Toronto-Dominion Bank (The)	55,076	3,659,674
		120,671,940
Denmark-0.49%
Novo Nordisk A/S, Class B	37,916	3,505,760
	Shares	Value
Finland-1.56%
Elisa OYJ	60,817	$3,907,291
Kojamo OYJ	150,293	3,699,796
Kone OYJ, Class B	42,162	3,490,702
		11,097,789
France-4.44%
Air Liquide S.A.	23,580	4,098,550
Bureau Veritas S.A.	99,760	3,293,346
Danone S.A.	42,997	3,164,183
Dassault Systemes SE	66,381	3,661,805
Hermes International	2,447	3,740,233
Legrand S.A.	29,997	3,376,349
L’Oreal S.A.	7,588	3,472,273
Pernod Ricard S.A.	15,566	3,435,066
Sanofi	32,514	3,349,669
		31,591,474
Germany-4.72%
Beiersdorf AG	26,777	3,179,981
Deutsche Boerse AG	19,243	3,211,685
Deutsche Telekom AG	164,487	3,414,524
E.ON SE	280,015	3,443,940
Henkel AG & Co. KGaA, Preference Shares	30,703	3,112,125
Knorr-Bremse AG	26,706	3,027,460
Merck KGaA	16,226	3,321,925
Siemens Healthineers AG(c)	52,764	3,483,763
Symrise AG	25,574	3,769,481
Uniper SE	92,271	3,605,225
		33,570,109
Hong Kong-5.77%
CK Infrastructure Holdings Ltd.	524,762	3,170,370
CLP Holdings Ltd.	496,036	5,119,169
Henderson Land Development Co. Ltd.	618,644	2,766,353
HK Electric Investments & HK Electric Investments Ltd.	6,955,814	7,053,198
HKT Trust & HKT Ltd.	3,066,770	4,167,322
Hong Kong & China Gas Co. Ltd. (The)	2,908,217	4,737,753
Link REIT	316,181	3,022,988
MTR Corp. Ltd.(a)	635,257	3,764,359
Power Assets Holdings Ltd.	692,335	4,472,310
Sun Hung Kai Properties Ltd.	192,013	2,750,032
		41,023,854
Ireland-0.53%
Kerry Group PLC, Class A	25,197	3,734,828
Israel-1.70%
Bank Hapoalim BM(b)	367,097	2,935,229
Bank Leumi Le-Israel BM(b)	394,807	3,031,988
First International Bank of Israel Ltd.(a)(b)	95,548	3,041,119
Shufersal Ltd.	383,323	3,087,540
		12,095,876
Italy-2.69%
Assicurazioni Generali S.p.A.	148,930	2,975,732
Davide Campari-Milano N.V.	236,360	3,324,072
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	52,578	3,253,268
Snam S.p.A.	548,712	3,320,984
Terna Rete Elettrica Nazionale S.p.A.	436,625	3,470,998
UnipolSai Assicurazioni S.p.A.(a)	1,004,821	2,792,917
		19,137,971
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-18.24%
Advance Residence Investment Corp.(a)	934	$3,178,579
Calbee, Inc.	145,024	3,324,650
Chubu Electric Power Co., Inc.	287,355	3,446,951
Chugoku Electric Power Co., Inc. (The)(a)	376,419	3,402,348
Daiwa House REIT Investment Corp.	1,172	3,481,294
ENEOS Holdings, Inc.	725,758	3,038,595
Ezaki Glico Co. Ltd.	90,323	3,366,023
FUJIFILM Holdings Corp.	44,777	3,194,977
Idemitsu Kosan Co. Ltd.	144,970	3,400,025
ITOCHU Corp.	116,406	3,428,011
Japan Real Estate Investment Corp.	497	3,111,062
Japan Tobacco, Inc.	173,404	3,381,180
Kagome Co. Ltd.(a)	115,699	2,962,316
Kaken Pharmaceutical Co. Ltd.	79,786	3,514,946
Kansai Electric Power Co., Inc. (The)	313,149	2,954,586
Kao Corp.	53,948	3,231,473
KDDI Corp.	97,625	2,963,886
Kinden Corp.	210,558	3,393,869
Kirin Holdings Co. Ltd.	143,330	2,611,936
Kobayashi Pharmaceutical Co. Ltd.(a)	37,260	2,960,430
Kyowa Exeo Corp.	124,422	3,075,689
McDonald’s Holdings Co. Japan Ltd.(a)	88,115	3,966,179
MEIJI Holdings Co. Ltd.	63,936	3,949,759
Mitsubishi Corp.	114,302	3,189,000
Morinaga & Co. Ltd.	103,812	3,282,256
MS&AD Insurance Group Holdings, Inc.	98,688	3,039,321
Nichirei Corp.	119,686	3,268,327
Nippo Corp.	119,276	3,292,996
Nippon Telegraph & Telephone Corp.	127,529	3,256,492
Nissin Foods Holdings Co. Ltd.	48,104	3,418,781
Secom Co. Ltd.	40,326	3,032,809
Sekisui House Reit, Inc.	3,753	3,303,324
Seven Bank Ltd.	1,521,975	3,314,369
Shizuoka Bank Ltd. (The)(a)	404,718	2,913,232
Softbank Corp.	302,892	3,945,186
Sohgo Security Services Co. Ltd.	66,650	3,103,248
Takeda Pharmaceutical Co. Ltd.	92,585	3,106,132
Tohoku Electric Power Co., Inc.	390,661	2,957,989
Toyota Motor Corp.	34,079	3,044,598
Tsuruha Holdings, Inc.	24,258	2,853,492
		129,660,316
Netherlands-2.11%
Akzo Nobel N.V.	24,656	3,043,583
Koninklijke Ahold Delhaize N.V.	125,539	3,899,499
Koninklijke DSM N.V.	18,653	3,759,080
Wolters Kluwer N.V.	37,423	4,263,667
		14,965,829
New Zealand-0.47%
Spark New Zealand Ltd.	998,942	3,301,298
Norway-1.47%
Gjensidige Forsikring ASA	146,063	3,344,544
Orkla ASA	372,666	3,387,164
Telenor ASA	214,273	3,720,434
		10,452,142
Portugal-0.50%
Jeronimo Martins SGPS S.A.	174,900	3,562,036
Singapore-6.86%
Ascendas REIT	1,548,075	3,566,941
DBS Group Holdings Ltd.	142,030	3,189,670
Genting Singapore Ltd.	4,633,304	2,771,565
	Shares	Value
Singapore-(continued)
Keppel REIT	3,530,825	$3,129,008
Mapletree Commercial Trust	2,104,933	3,357,695
Mapletree Industrial Trust	1,653,127	3,662,493
Mapletree Logistics Trust	2,322,541	3,619,054
Oversea-Chinese Banking Corp. Ltd.	415,033	3,769,962
Singapore Exchange Ltd.	501,435	4,399,267
Singapore Technologies Engineering Ltd.	1,300,698	3,851,857
Singapore Telecommunications Ltd.	1,999,291	3,351,592
United Overseas Bank Ltd.	191,308	3,712,853
UOL Group Ltd.	621,919	3,352,787
Venture Corp. Ltd.	215,096	3,021,288
		48,756,032
Spain-1.40%
Endesa S.A.(a)	124,479	3,027,425
Iberdrola S.A.(a)	289,652	3,489,651
Red Electrica Corp. S.A.	173,936	3,449,589
		9,966,665
Sweden-5.40%
AAK AB	135,931	3,243,411
Axfood AB(a)	150,873	4,085,658
Essity AB, Class B	94,004	3,075,525
Holmen AB, Class B	68,868	3,624,253
ICA Gruppen AB(a)	75,164	3,717,098
Industrivarden AB, Class C	79,502	3,046,432
Investor AB, Class B	148,954	3,692,645
L E Lundbergforetagen AB, Class B	49,254	3,517,121
Svenska Cellulosa AB S.C.A., Class B	188,155	3,498,890
Tele2 AB, Class B	230,404	3,386,128
Telia Co. AB	789,971	3,469,625
		38,356,786
Switzerland-8.19%
ABB Ltd.	94,377	3,449,972
Chocoladefabriken Lindt & Spruengli AG, PC(a)	407	4,558,149
Geberit AG	5,394	4,426,853
Givaudan S.A.	827	4,126,331
Holcim Ltd.(b)	49,645	2,908,694
Kuehne + Nagel International AG, Class R	8,909	3,004,072
Nestle S.A.	39,349	4,984,293
Novartis AG	44,424	4,111,536
Partners Group Holding AG	2,212	3,779,413
Roche Holding AG	9,272	3,584,294
Schindler Holding AG, PC(a)	11,734	3,796,104
SGS S.A.	1,333	4,313,902
Sika AG	9,822	3,458,237
Swisscom AG	7,506	4,513,704
Zurich Insurance Group AG	7,999	3,228,549
		58,244,103
United Kingdom-6.45%
Admiral Group PLC(a)	78,770	3,723,609
ConvaTec Group PLC(c)	940,056	3,096,301
Croda International PLC	32,406	3,793,690
GlaxoSmithKline PLC	164,067	3,234,153
Halma PLC	80,187	3,220,890
National Grid PLC	246,876	3,171,920
Reckitt Benckiser Group PLC	34,087	2,617,509
Segro PLC	222,520	3,766,712
Severn Trent PLC	92,671	3,607,665
Spirax-Sarco Engineering PLC	17,143	3,577,601
Tesco PLC	1,105,218	3,580,372

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Unilever PLC	52,719	$3,042,596
WM Morrison Supermarkets PLC	1,446,215	5,380,756
		45,813,774
United States-0.58%
Waste Connections, Inc.	32,588	4,125,873
Total Common Stocks & Other Equity Interests (Cost $656,521,483)		709,015,171
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $3,685)	3,685	3,685
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $656,525,168)		709,018,856
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.40%
Invesco Private Government Fund, 0.02%(d)(e)(f)	11,511,274	$11,511,274
Invesco Private Prime Fund, 0.12%(d)(e)(f)	26,848,901	26,859,641
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,370,915)		38,370,915
TOTAL INVESTMENTS IN SECURITIES-105.15% (Cost $694,896,083)		747,389,771
OTHER ASSETS LESS LIABILITIES-(5.15)%		(36,579,904)
NET ASSETS-100.00%		$710,809,867

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2021.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $11,051,992, which represented 1.55% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$24,927,518	$(24,923,833)	$-	$-	$3,685	$163
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,794,633	116,353,793	(111,637,152)	-	-	11,511,274	1,592*
Invesco Private Prime Fund	10,191,939	180,445,679	(163,779,069)	-	1,092	26,859,641	18,656*
Total	$16,986,572	$321,726,990	$(300,340,054)	$-	$1,092	$38,374,600	$20,411

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Australia-4.28%
Afterpay Ltd.(a)	537	$38,154
Domino’s Pizza Enterprises Ltd.	105	9,003
Fortescue Metals Group Ltd.	3,842	70,347
Rio Tinto PLC	1,438	121,979
Washington H Soul Pattinson & Co. Ltd.	133	3,192
Wesfarmers Ltd.	1,164	52,311
		294,986
Austria-0.20%
Verbund AG	90	8,308
voestalpine AG	130	5,732
		14,040
Belgium-0.12%
Sofina S.A.	18	8,435
Brazil-0.15%
Yara International ASA(b)	202	10,639
Canada-5.76%
Cameco Corp.	477	8,479
Canopy Growth Corp.(a)	263	4,978
Constellation Software, Inc.	23	36,820
Ritchie Bros. Auctioneers, Inc.	125	7,458
Shopify, Inc., Class A(a)	212	318,081
Wheaton Precious Metals Corp.	456	21,051
		396,867
Chile-0.29%
Antofagasta PLC(b)	582	12,093
Lundin Mining Corp.	851	7,751
		19,844
China-1.54%
Alibaba Health Information Technology Ltd.(a)	7,709	11,983
China Evergrande New Energy Vehicle Group Ltd.(a)(b)	5,603	9,012
Chow Tai Fook Jewellery Group Ltd.	2,626	5,495
ENN Energy Holdings Ltd.	873	18,255
Prosus N.V.(a)	566	50,237
Wilmar International Ltd.	3,563	11,446
		106,428
Denmark-4.18%
AP Moller - Maersk A/S, Class A	5	13,367
AP Moller - Maersk A/S, Class B	9	24,986
DSV Panalpina A/S	219	53,346
Genmab A/S(a)	102	46,098
GN Store Nord A/S	173	15,157
Orsted A/S(c)	323	47,959
Rockwool International A/S, Class B	10	5,304
Vestas Wind Systems A/S	2,231	82,228
		288,445
Finland-0.97%
Kesko OYJ, Class B	365	15,646
Metso Outotec OYJ	964	10,946
Neste OYJ	657	40,372
		66,964
France-1.40%
BioMerieux	48	5,723
Hermes International	39	59,612
Sartorius Stedim Biotech	54	30,819
		96,154
	Shares	Value
Germany-3.92%
BioNTech SE, ADR(a)	21	$6,895
Deutsche Post AG	1,081	73,207
Infineon Technologies AG	1,915	72,972
Merck KGaA	122	24,977
Sartorius AG, Preference Shares	70	42,316
TeamViewer AG(a)(c)	147	4,942
Zalando SE(a)(c)	404	44,917
		270,226
Hong Kong-3.69%
Hang Lung Properties Ltd.	2,246	5,809
Hong Kong Exchanges & Clearing Ltd.	3,016	192,498
Techtronic Industries Co. Ltd.	3,141	56,141
		254,448
Ireland-0.48%
Flutter Entertainment PLC(a)	192	32,762
Israel-1.16%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	2,136	2,289
Compugen Ltd.(a)(b)	85	577
Fiverr International Ltd.(a)	43	10,703
Kornit Digital Ltd.(a)	78	10,308
Nice Ltd.(a)	83	23,282
Nova Ltd.(a)	55	5,284
Phoenix Holdings Ltd. (The)	178	1,707
Plus500 Ltd.	158	3,078
Shufersal Ltd.	211	1,699
Wix.com Ltd.(a)	70	20,905
		79,832
Italy-0.17%
DiaSorin S.p.A.	29	5,886
PRADA S.p.A.	717	5,600
		11,486
Japan-37.61%
Advantest Corp.	218	19,089
Aeon Co. Ltd.	1,400	38,103
Ajinomoto Co., Inc.	778	19,749
Azbil Corp.	298	11,553
Bandai Namco Holdings, Inc.	312	20,073
Benefit One, Inc.	108	3,543
Capcom Co. Ltd.	389	10,651
Chugai Pharmaceutical Co. Ltd.	927	33,955
Cosmos Pharmaceutical Corp.	25	4,235
CyberAgent, Inc.	550	9,842
Daifuku Co. Ltd.	272	24,214
Daiichi Sankyo Co. Ltd.	2,087	41,065
Daikin Industries Ltd.	435	89,834
Denso Corp.	597	40,699
Disco Corp.	32	9,082
Fancl Corp.	91	2,877
FANUC Corp.	221	49,093
Fast Retailing Co. Ltd.	95	63,985
FP Corp.	59	2,263
Fujitsu Ltd.	248	41,951
GMO internet, Inc.	75	1,969
GMO Payment Gateway, Inc.	95	12,170
Hamamatsu Photonics K.K.	166	9,181
Harmonic Drive Systems, Inc.	58	3,192
Hoya Corp.	398	55,865
Ibiden Co. Ltd.	245	12,881
Ito En Ltd.	63	3,703
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
ITOCHU Corp.	1,500	$44,173
Japan Exchange Group, Inc.	564	12,750
JCR Pharmaceuticals Co. Ltd.	86	2,417
JSR Corp.	402	13,388
Kagome Co. Ltd.(b)	101	2,586
Keyence Corp.	326	180,421
Kikkoman Corp.(b)	228	13,877
Kobayashi Pharmaceutical Co. Ltd.(b)	67	5,323
Kobe Bussan Co. Ltd.	138	4,634
Koei Tecmo Holdings Co. Ltd.	146	6,838
Koito Manufacturing Co. Ltd.	149	9,042
Konami Holdings Corp.	140	7,705
Kubota Corp.	1,391	28,866
Kyowa Kirin Co. Ltd.	242	7,839
Lasertec Corp.	194	36,184
Lixil Corp.	349	9,457
M3, Inc.	1,083	70,358
Mercari, Inc.(a)	251	13,082
Mitsubishi Gas Chemical Co., Inc.	293	6,058
Miura Co. Ltd.	188	8,248
MonotaRO Co. Ltd.	507	11,623
Murata Manufacturing Co. Ltd.	1,272	104,773
Nabtesco Corp.(b)	180	6,757
NET One Systems Co. Ltd.	146	4,989
Nexon Co. Ltd.	981	20,094
Nidec Corp.	1,320	147,215
Nihon M&A Center, Inc.	561	15,539
Nintendo Co. Ltd.	219	112,543
Nippon Paint Holdings Co. Ltd.(b)	2,611	33,116
Nippon Yusen K.K.	196	10,501
Nitori Holdings Co. Ltd.	90	17,061
Nitto Denko Corp.	289	21,329
NOF Corp.	130	6,574
Nomura Research Institute Ltd.	521	16,710
OBIC Business Consultants Co. Ltd.	26	1,329
Obic Co. Ltd.	77	13,485
Omron Corp.	306	25,986
Ono Pharmaceutical Co. Ltd.	533	12,071
Open House Co. Ltd.	89	4,476
Oracle Corp. Japan	36	2,680
Otsuka Corp.	109	5,651
Pan Pacific International Holdings Corp.	701	14,582
Renesas Electronics Corp.(a)	1,344	14,463
Rinnai Corp.	57	5,256
Rohm Co. Ltd.	98	9,483
Ryohin Keikaku Co. Ltd.	282	5,702
Seria Co. Ltd.	42	1,510
SG Holdings Co. Ltd.	1,272	34,051
Sharp Corp.	242	3,687
Shimamura Co. Ltd.	36	3,467
Shimano, Inc.	118	30,051
Shin-Etsu Chemical Co. Ltd.	547	88,467
SMC Corp.	76	44,873
SoftBank Group Corp.	2,456	152,999
Sony Group Corp.	1,538	159,405
Sugi Holdings Co. Ltd.	42	3,088
Sumitomo Metal Mining Co. Ltd.	355	14,291
Sysmex Corp.	285	33,733
Taiyo Yuden Co. Ltd.	270	13,752
Takara Bio, Inc.	51	1,270
TDK Corp.	166	18,816
Toho Gas Co. Ltd.	129	6,265
	Shares	Value
Japan-(continued)
Tokai Carbon Co. Ltd.	350	$4,589
Tokyo Century Corp.(b)	70	3,827
Tokyo Electron Ltd.	258	105,598
TOTO Ltd.	178	9,147
Toyota Industries Corp.	286	23,818
Unicharm Corp.	477	19,045
Yamato Holdings Co. Ltd.	528	15,154
Yaskawa Electric Corp.	326	15,981
Z Holdings Corp.	3,309	16,477
Zeon Corp.	253	3,432
ZOZO, Inc.	134	4,548
		2,593,392
Jordan-0.10%
Hikma Pharmaceuticals PLC	181	6,659
Luxembourg-0.33%
Eurofins Scientific SE	191	22,839
Mexico-0.03%
Fresnillo PLC	207	2,355
Netherlands-12.25%
Adyen N.V.(a)(c)	77	209,047
ASML Holding N.V.	774	586,480
Koninklijke DSM N.V.	245	49,374
		844,901
New Zealand-0.67%
Fisher & Paykel Healthcare Corp. Ltd.	765	16,846
Infratil Ltd.	795	4,056
Mercury NZ Ltd.	788	3,635
Meridian Energy Ltd.	1,441	5,250
Xero Ltd.(a)	162	16,704
		46,491
Norway-0.48%
Kahoot! ASA(a)	729	3,249
NEL ASA(a)(b)	1,983	3,790
Nordic Semiconductor ASA(a)	397	13,013
Scatec ASA(c)	225	4,838
TOMRA Systems ASA	146	8,441
		33,331
Saudi Arabia-0.60%
Delivery Hero SE(a)(c)	278	41,602
Singapore-0.09%
Sembcorp Industries Ltd.	1,314	2,028
Venture Corp. Ltd.	294	4,130
		6,158
Spain-0.34%
EDP Renovaveis S.A.	326	7,654
Siemens Gamesa Renewable Energy S.A., Class R(a)	560	15,605
		23,259
Sweden-6.43%
AddTech AB, Class B	346	7,198
Atlas Copco AB, Class A	780	52,761
Atlas Copco AB, Class B	441	25,058
Embracer Group AB(a)	440	11,389
Epiroc AB, Class A	894	20,885
Epiroc AB, Class B	441	8,867
EQT AB	378	18,232
Evolution AB(c)	409	71,284
Getinge AB, Class B	236	10,261

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Sweden-(continued)
Hexagon AB, Class B	2,542	$42,100
Holmen AB, Class B	123	6,473
Husqvarna AB, Class B	517	7,241
Indutrade AB	365	11,912
Kinnevik AB, Class B(a)	456	19,901
Lifco AB, Class B	224	6,576
Nibe Industrier AB, Class B	2,449	29,260
Sinch AB(a)(c)	1,136	22,960
Svenska Cellulosa AB S.C.A., Class B	983	18,280
Swedish Match AB	1,560	13,975
Telefonaktiebolaget LM Ericsson, Class B	3,389	38,943
		443,556
Switzerland-2.56%
Kuehne + Nagel International AG, Class R	67	22,592
Lonza Group AG	110	85,592
Sika AG	194	68,306
		176,490
Taiwan-3.65%
Sea Ltd., ADR(a)	911	251,582
United Kingdom-2.51%
Admiral Group PLC	355	16,781
Ashtead Group PLC	521	39,015
B&M European Value Retail S.A.	1,765	13,570
Croda International PLC	174	20,370
Farfetch Ltd., Class A(a)	529	26,513
J Sainsbury PLC	1,855	7,307
Ocado Group PLC(a)	1,490	38,429
Pearson PLC	919	11,109
		173,094
	Shares	Value
United States-3.75%
Atlassian Corp. PLC, Class A(a)	191	$62,098
Globant S.A.(a)	41	9,806
QIAGEN N.V.(a)	387	20,738
Schneider Electric SE	651	109,077
Spotify Technology S.A.(a)	248	56,710
		258,429
Zambia-0.24%
First Quantum Minerals Ltd.	761	16,289
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $6,178,421)		6,891,983
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.47%
Invesco Private Government Fund, 0.02%(d)(e)(f)	30,379	30,379
Invesco Private Prime Fund, 0.12%(d)(e)(f)	70,856	70,884
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $101,263)		101,263
TOTAL INVESTMENTS IN SECURITIES-101.42% (Cost $6,279,684)		6,993,246
OTHER ASSETS LESS LIABILITIES-(1.42)%		(97,874)
NET ASSETS-100.00%		$6,895,372

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $447,549, which represented 6.49% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$126,469	$259,761	$(386,230)	$-	$-	$-	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,048,728	688,584	(1,706,933)	-	-	30,379	10*
Invesco Private Prime Fund	1,573,092	1,025,291	(2,527,500)	-	1	70,884	88*
Total	$2,748,289	$1,973,636	$(4,620,663)	$-	$1	$101,263	$100

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco FTSE International Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,639,335	$-	$-	$7,639,335
Money Market Funds	-	286,156	-	286,156
Total Investments	$7,639,335	$286,156	$-	$7,925,491
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$318,523,048	$1,843,396	$0	$320,366,444
Money Market Funds	286,135	2,954,402	-	3,240,537
Total Investments	$318,809,183	$4,797,798	$0	$323,606,981
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,394,059	$-	$0	$7,394,059
Non-U.S. Dollar Denominated Bonds & Notes	-	214	-	214
Money Market Funds	-	42,357	-	42,357
Total Investments	$7,394,059	$42,571	$0	$7,436,630
Invesco S&P International Developed High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,031,343	$-	$-	$19,031,343
Money Market Funds	-	963,337	-	963,337
Total Investments	$19,031,343	$963,337	$-	$19,994,680
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$709,015,171	$-	$-	$709,015,171
Money Market Funds	3,685	38,370,915	-	38,374,600
Total Investments	$709,018,856	$38,370,915	$-	$747,389,771

	Level 1	Level 2	Level 3	Total
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,891,983	$-	$-	$6,891,983
Money Market Funds	-	101,263	-	101,263
Total Investments	$6,891,983	$101,263	$-	$6,993,246